Investment Portfolio - March 31, 2022

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 43.3%

Non-Convertible Corporate Bonds- 43.3%
Communication Services - 6.9%
Entertainment - 2.7%
Magallanes, Inc., 4.054%, 3/15/2029[2]	5,280,000	$5,311,331
Interactive Media & Services - 4.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	8,290,000	8,280,751
Total Communication Services		13,592,082

Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030	1,970,000	1,880,458
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd., (China), 2.125%, 2/9/2031	1,700,000	1,477,101
(China), 4.00%, 12/6/2037	3,620,000	3,376,736
		4,853,837
Total Consumer Discretionary		6,734,295

Energy - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,480,000	5,572,538
Energy Transfer LP, 6.50%, 2/1/2042	3,920,000	4,521,978
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,520,000	3,161,413
The Williams Companies, Inc., 2.60%, 3/15/2031	3,810,000	3,506,304
Total Energy		16,762,233

Financials - 7.9%
Banks - 5.2%
Bank of America Corp., 6.11%, 1/29/2037	2,320,000	2,774,798
Citigroup, Inc., 4.45%, 9/29/2027	2,940,000	3,033,475
JPMorgan Chase & Co. (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	4,840,000	4,544,373
		10,352,646
Capital Markets - 1.8%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,880,000	1,753,204
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,890,000	1,804,607
		3,557,811
Diversified Financial Services - 0.9%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,030,000	1,823,894
Total Financials		15,734,351

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.4%
Health Care Providers & Services - 1.4%
HCA, Inc., 4.125%, 6/15/2029	2,810,000	$2,861,356
Industrials - 8.0%
Airlines - 1.9%
Southwest Airlines Co., 5.125%, 6/15/2027	3,490,000	3,735,952
Road & Rail - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,640,000	1,740,070
Trading Companies & Distributors - 5.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,280,000	2,101,604
Air Lease Corp., 3.625%, 4/1/2027	1,760,000	1,728,700
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,780,000	1,754,897
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	5,250,000	4,700,306
		10,285,507
Total Industrials		15,761,529

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,900,000	1,761,686
Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITS) - 4.8%
Crown Castle International Corp., 3.10%, 11/15/2029	2,630,000	2,499,928
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,400,000	1,328,283
Simon Property Group LP, 2.65%, 2/1/2032	6,160,000	5,700,205
Total Real Estate		9,528,416

Utilities - 1.5%
Independent Power and Renewable Electricity Producers - 1.5%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	2,960,000	2,935,994
TOTAL CORPORATE BONDS
(Identified Cost $91,311,761)		85,671,942

ASSET-BACKED SECURITIES - 24.7%

BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 1.599%, 8/19/2038[2,4]	1,400,000	1,379,766
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,201,894	1,118,712
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	678,915	624,759

Investment Portfolio - March 31, 2022

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC, (continued)
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,163,183	$2,041,905
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	916,280	843,871
CLI Funding VIII LLC, Series 2021-1A,
Class A, 1.64%, 2/18/2046[2]	1,605,386	1,458,303
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	839,669	819,646
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,600,000	1,569,714
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	774,116
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	940,315
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,232,604
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	841,516
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	709,704	657,035
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,445,609
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,000,571	941,493
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,374,827
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 1.741%, 2/15/2039[2,4]	1,500,000	1,467,506
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.507%, 12/27/2066[2,4]	2,025,889	2,031,165
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	800,967	778,741
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	533,439	509,537
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 1.157%, 2/25/2045[2,4]	1,019,596	1,005,892
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,029,406	1,037,650
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,764,159
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,854,491)[5]	1,854,491	1,799,600
PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 1.607%, 9/25/2065[2,4]	692,168	693,110
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,810,890	1,660,012

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 1.657%, 10/25/2034[4]	829,424	$837,008
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 1.107%, 6/26/2028[4]	1,619,294	1,597,710
SMB Private Education Loan Trust, Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 2.147%, 5/17/2032[2,4]	1,755,900	1,757,254
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,202,364	1,187,728
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	262,732	260,083
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 1.147%, 10/15/2035[2,4]	1,189,909	1,179,373
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	765,433	762,424
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	205,848	206,336
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	971,314
Store Master Funding I-VII, Series 2018 - 1A, Class A1, 3.96%, 10/20/2048[2]	1,416,766	1,431,049
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	1,735,333	1,572,643
Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,188,515	1,181,076
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,397,147	1,287,585
Triton Container Finance VIII LLC, Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	1,349,625	1,224,983
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,624,962
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $50,797,907)		48,893,091

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.0%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	993,594	917,198
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	297,788	291,521
Fannie Mae REMICS, Series 2021-69, Class WJ, 1.50%, 10/25/2050	720,191	674,636
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,6]	932,523	862,733

Investment Portfolio - March 31, 2022

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	$1,034,834
Series K106, Class X1 (IO), 1.354%, 1/25/2030[6]	15,952,579	1,423,357
FREMF Mortgage Trust, Series 2015-K43, Class B, 3.732%, 2/25/2048[2,6]	400,000	396,680
Series 2015-K720, Class B, 3.425%, 7/25/2022[2,6]	2,500,000	2,506,535
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 1.197%, 2/15/2038[2,4]	1,900,000	1,867,138
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	303,166	288,136
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	964,495	924,276
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	630,932	604,667
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	731,566	701,395
Series 2022-PJ3, Class A6, 3.00%, 8/26/2052[2,6]	2,000,000	1,903,672
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	897,809	871,139
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,500,000	1,484,916
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,992,587
J.P. Morgan Mortgage Trust, Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	2,000,000	1,898,672
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	967,196
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	486,254
Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,000,000	1,043,956
Series 2020-CNP, Class A, 2.428%, 4/5/2042[2,6]	1,000,000	909,224
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 1.207%, 5/25/2055[2,4]	2,000,000	1,988,036
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	784,270	737,499
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,486,194	1,370,322

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	927,336	$857,756
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	1,089,215	1,041,231
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2,6]	1,000,000	992,088
Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	586,705	556,358
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	1,014,332
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	1,011,373
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		33,619,717
(Identified Cost $34,542,952)

MUNICIPAL BONDS - 2.6%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,997,906
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	962,428
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,267,084
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	902,150
TOTAL MUNICIPAL BONDS
(Identified Cost $5,682,943)		5,129,568

U.S. TREASURY SECURITIES - 4.0%

U.S. Treasury Notes - 4.0%
U.S. Treasury Note 1.75%, 5/15/2023	4,005,000	4,000,150
2.50%, 5/15/2024	3,945,000	3,956,095
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $8,038,243)		7,956,245

U.S. GOVERNMENT AGENCIES - 4.8%

Mortgage-Backed Securities - 4.8%
Fannie Mae
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,945,697	1,954,665
Pool #BV5383, UMBS, 3.00%, 4/1/2052	3,000,000	2,946,211

Investment Portfolio - March 31, 2022

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #FM6890, UMBS, 3.00%, 6/1/2050	2,473,412	$2,432,640
Freddie Mac, Pool #QE0356, UMBS, 3.50%, 4/1/2052	2,000,000	2,017,422
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $9,346,496)		9,350,938

SHORT-TERM INVESTMENT - 5.6%

Dreyfus Government Cash Management, Institutional Shares, 0.19%[8]
(Identified Cost $11,119,508)	11,119,508	11,119,508

TOTAL INVESTMENTS - 102.0%		201,741,009
(Identified Cost $210,839,810)
LIABILITIES, LESS OTHER ASSETS - (2.0%)		(3,974,419)
NET ASSETS - 100%		$197,766,590

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $100,324,301, which represented 50.7% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2022.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2022.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2022 was $1,799,600, or 0.9% of the Series’ Net Assets.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2022.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2022.

8Rate shown is the current yield as of March 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - March 31, 2022

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$17,307,183	$—	$17,307,183	$—
States and political subdivisions (municipals)	5,129,568	—	5,129,568	—
Corporate debt:
Communication Services	13,592,082	—	13,592,082	—
Consumer Discretionary	6,734,295	—	6,734,295	—
Energy	16,762,233	—	16,762,233	—
Financials	15,734,351	—	15,734,351	—
Health Care	2,861,356	—	2,861,356	—
Industrials	15,761,529	—	15,761,529	—
Materials	1,761,686	—	1,761,686	—
Real Estate	9,528,416	—	9,528,416	—
Utilities	2,935,994	—	2,935,994	—
Asset-backed securities	48,893,091	—	48,893,091	—
Commercial mortgage-backed securities	33,619,717	—	33,619,717	—
Short-Term Investment	11,119,508	11,119,508	—	—
Total assets	$201,741,009	$11,119,508	$190,621,501	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or March 31, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.